INCOME/ (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
INCOME/ (LOSS) PER SHARE
INCOME/ (LOSS) PER SHARE

14.          INCOME/ (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income / (loss) per ordinary share for the following years:

	Years ended December 31,
	2021	2022	2023

Numerator:
Net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$13,129	$(56,582)	$(9,590)
Adjusted net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net income/ (loss) per ordinary share —diluted	13,129	(56,582)	(9,590)
Denominator:
Weighted average number of shares used in calculating net income/ (loss) per ordinary share —basic	224,306,117	226,248,599	225,940,602
Weighted average number of shares used in calculating net income / (loss) per ordinary share —diluted	226,568,979	226,248,599	225,940,602
Net income / (loss) per ordinary share — basic	$0.06	$(0.25)	$(0.04)
Net income / (loss) per ordinary share — diluted	$0.06	$(0.25)	$(0.04)

For the year ended December 31, 2021, certain outstanding options and nonvested shares were excluded from the computation of diluted net income per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2022, outstanding options of 4,423,900 and nonvested shares of 46,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2023, outstanding options of 5,734,080 and nonvested shares of 150,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.